Other assets and liabilities	12 Months Ended
Dec. 31, 2021
Other assets and liabilities
Other assets and liabilities

11 Other assets and liabilities

	December 31, 2021				December 31, 2020
(€ million)	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	12,460	51	12,911	115	1,548	152	1,609	162
Contract liabilities			482	726			1,298	394
Other Taxes	442	182	1,435	27	450	181	1,124	26
Other	732	796	928	1,378	688	920	841	1,295
	13,634	1,029	15,756	2,246	2,686	1,253	4,872	1,877

The fair value related to derivative financial instruments is disclosed in note 24 - Derivative financial instruments and hedge accounting.

Assets related to other taxes included VAT for €498 million, of which €340 million are current, and advances made in December (€475 million at December 31, 2020, of which €315 million current).

Other assets include: (i) gas volumes prepayments that were made in previous years due to the take-or-pay obligations in relation to the Company’s long-term supply contracts, whose underlying current portion Eni plans to recover within the next 12 months for €41 million (€53 million at December 31, 2020), and beyond 12 months for €94 million (€651 million at December 31, 2020). The reduction was due to the withdrawal of prepaid gas volumes; (ii) underlifting positions of the Exploration & Production segment of €316 million (€338 million at December 31, 2020); (iii) non-current receivables for investing activities for €23 million (€11 million at December 31, 2020).

Current contract liabilities decreased due to the settlement of advances in local currency offset by supplies of equity gas, which were originally received from the Egyptian state-owned companies to finance the development of reserves as part of the Concession Agreements in the country, among which in particular, the progress of the Zohr project, considering the substantial completion of the investment activities (€546 million at 31 December 2020). Other contract liabilities included: (i) advances received by Engie SA (former Suez) relating to a long-term agreement for supplying natural gas and electricity. The current portion amounted to €60 million (€62 million at December 31, 2020), the non-current portion amounted to €333 million (€393 million at December 31, 2020); (ii) advances received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system at the Taranto refinery for €391 million (€394 million at December 31, 2020).

Revenues recognized during the year related to contract liabilities stated at December 31, 2021 are indicated in note 29 – Revenues and other income.

Liabilities related to other current taxes include excise duties and consumer taxes for €700 million (€516 million at December 31, 2020) and VAT liabilities for €248 million (€212 million at December 31, 2020).

Other liabilities included: (i) overlifting imbalances of the Exploration & Production segment for €630 million (€559 million at December 31, 2020); (ii) prepaid revenues and income for €361 million (€398 million at December 31, 2020), of which current for €90 million (€75 million at December 31, 2020); (iii) cautionary deposits for €268 million (€261 million at December 31, 2020), of which €223 million from retail customers for the supply of gas and electricity (€228 million at December 31, 2020); (iv) the value of gas not withdrawn by customers due to the triggering of the take-or-pay clause provided for by the relevant long-term contracts for €112 million (€437 million at December 31, 2020), of which the underlying volumes are expected to be withdrawn within the next 12 months for €73 million (€65 million at December 31, 2020) and beyond 12 months for €39 million (€372 million at December 31, 2020). The decrease was due to withdrawals of prepaid gas volume; (v) payables related to investing activities for €103 million.

Transactions with related parties are described in note 36 — Transactions with related parties.